Other receivables - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other receivables [Line items]
Municipal tax on passenger boarding fees	$ 5,534	$ 7,595
Fair value of financial assets within non-current receivables	45,600	24,400
Guarantee deposit received		41,300
Borrowings	$ 1,158,071	1,333,237	$ 1,465,437
Credit Facility Agreement With BNDES
Other receivables [Line items]
Borrowings		$ 15,600